Summary of Significant Accounting Policies (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 segment shares	Jun. 30, 2022 shares	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 USD ($) shares
Summary of Significant Accounting Policies
Number of Reportable Segments | segment	1		1
Trade accounts receivable			$ 0	$ 0
Other receivables			100	$ 100
Income tax penalties and interest accrued			$ 0
Antidilutive securities excluded from computation of earnings per share | shares	5,176,366	1,549,621
Stock options
Summary of Significant Accounting Policies
Antidilutive securities excluded from computation of earnings per share | shares			453,590	1,770,584
Capitalized software
Summary of Significant Accounting Policies
Intangible asset, useful life			3 years